Lease agreements - Right-of-use assets - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Increase due to sale and lease back transactions	€ 25,000,000
Depreciation and amortization	(1,239,000,000)
Rental expense recognized in external purchases	270,000,000
Replacement value of leased assets for which exemption has been used, maximum	5,000	€ 5,000,000,000
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization	(880,000,000)
Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization	(297,000,000)
IFRS Technology Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization	(12,000,000)
Other right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization	€ (50,000,000)